INFORMATION BY BUSINESS SEGMENT - Segments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Segment
Net operating revenue	R$ 41,281,595	R$ 40,181,552	R$ 37,158,908
Operating expenses	(35,566,369)	(26,702,164)	(26,129,636)
Depreciation and amortization	(4,576,919)	(3,987,774)	(3,621,342)
Other expenses¹	508,613	1,084,750	674,774
Operational provisions	(288,120)	(386,693)	862,029
Other revenue and expenditure	459,000	136,540	651,280
Regulatory remeasurements - Transmission contracts	(4,081,630)	6,129,771	(12,144)
Profit before financial result	2,092,596	19,745,698	11,668,408
FINANCIAL RESULT	(10,926,530)	(11,628,120)	(12,002,121)
Net profit from continuing operations	6,559,657	10,380,754	4,726,875
Net loss from discontinued operations	0	0	(332,014)
NET INCOME FOR THE YEAR	6,559,657	10,380,754	4,394,861
Operating segments
Operating Segment
Net operating revenue	41,281,595	40,181,552	37,158,908
Third parties	41,281,595	40,181,553	37,158,908
Operating expenses	(35,566,368)	(26,702,165)	(26,129,636)
Depreciation and amortization	(4,576,920)	(3,987,774)	(3,621,342)
Energy purchased for resale	(6,339,557)	(5,068,123)	(3,028,226)
Charges for using the electricity grid	(4,022,746)	(3,954,730)	(3,482,126)
Construction cost	(5,065,204)	(4,286,914)	(3,291,132)
Other expenses¹	(14,926,204)	(9,631,224)	(10,930,223)
Operational provisions	(635,737)	226,600	(1,776,587)
Other revenue and expenditure	459,000	136,540	651,280
Regulatory remeasurements - Transmission contracts	(4,081,630)	6,129,771	(12,144)
Profit before financial result	2,092,597	19,745,698	11,668,408
FINANCIAL RESULT	(10,926,529)	(11,628,120)	(12,002,121)
Results of equity method investments	1,853,984	2,503,205	2,062,090
Current and deferred income tax and social security contributions	13,539,605	(240,030)	2,998,498
Net profit from continuing operations			4,726,875
Net loss from discontinued operations			(332,014)
NET INCOME FOR THE YEAR	6,559,657	10,380,753	4,394,861
Eliminations
Operating Segment
Net operating revenue	(1,608,143)	(736,851)	(575,837)
Intersegments	(1,608,143)	(736,851)	(575,837)
Operating expenses	1,608,143	736,851	575,837
Energy purchased for resale	1,100,243	306,356	264,091
Charges for using the electricity grid	486,285	425,935	311,616
Other expenses¹	21,615	4,560	130
Profit before financial result	0	0	0
Total
Operating Segment
Other revenue and expenditure	541,348	337,166	426,427
Other Activities
Operating Segment
Other revenue and expenditure	507,298
Other Activities | Operating segments
Operating Segment
Net operating revenue	464,248
Intersegments	21,615
Third parties	442,633
Operating expenses	27,726
Depreciation and amortization	(63,250)
Energy purchased for resale	0
Charges for using the electricity grid	0
Construction cost	0
Other expenses¹	76,334
Operational provisions	14,642
Other revenue and expenditure	187,598
Profit before financial result	679,572
Administration
Operating Segment
Other revenue and expenditure		30,292	115,371
Administration | Operating segments
Operating Segment
Net operating revenue		29,952	110,270
Third parties		29,952	110,270
Operating expenses		(236,593)	(920,109)
Depreciation and amortization		(8,358)	(37,213)
Energy purchased for resale		(57)	(99)
Charges for using the electricity grid		0	0
Construction cost		0	0
Other expenses¹		(683,937)	(2,129,529)
Operational provisions		455,759	1,246,732
Other revenue and expenditure		13,745
Profit before financial result		(192,896)	(809,839)
Generation | Operating segments
Operating Segment
Net operating revenue	24,940,431	23,983,323	22,397,652
Intersegments	1,100,243	306,356	264,091
Third parties	23,840,188	23,676,967	22,133,561
Operating expenses	(26,805,813)	(17,739,190)	(17,809,931)
Depreciation and amortization	(4,310,179)	(3,921,408)	(3,476,566)
Energy purchased for resale	(7,439,800)	(5,374,422)	(3,292,218)
Charges for using the electricity grid	(4,509,031)	(4,380,665)	(3,793,742)
Construction cost	0	0	0
Other expenses¹	(10,834,819)	(4,725,199)	(4,655,208)
Operational provisions	288,016	662,504	(2,592,197)
Other revenue and expenditure	124,162	88,711
Profit before financial result	(1,741,220)	6,332,844	4,587,721
Transmission
Operating Segment
Other revenue and expenditure	1,147	241,150	415,326
Transmission | Operating segments
Operating Segment
Net operating revenue	17,485,059	16,905,128	15,226,823
Intersegments	486,285	430,495	311,746
Third parties	16,998,774	16,474,634	14,915,077
Operating expenses	(10,396,424)	(9,463,233)	(7,975,433)
Depreciation and amortization	(203,491)	(58,008)	(107,563)
Energy purchased for resale	0	0	0
Charges for using the electricity grid	0	0	0
Construction cost	(5,065,204)	(4,286,914)	(3,291,132)
Other expenses¹	(4,189,334)	(4,226,648)	(4,145,616)
Operational provisions	(938,395)	(891,663)	(431,122)
Other revenue and expenditure	147,240	34,084
Regulatory remeasurements - Transmission contracts	(4,081,630)	6,129,771	(12,144)
Profit before financial result	R$ 3,154,245	R$ 13,605,750	R$ 7,239,246